Earnings per share (EPS) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Basic EPS
Basic earnings from continuing operations	£ 2,714	£ 2,182	£ 1,303
Basic earnings from discontinued operations	5,083	171	337
Basic total earnings	£ 7,797	£ 2,353	£ 1,640
Basic EPS (continuing) (in GBP per share)	£ 0.742	£ 0.606	£ 0.370
Basic EPS (discontinuing) (in GBP per share)	1.389	0.048	0.096
Total basic earnings per share (in GBP per share)	£ 2.131	£ 0.654	£ 0.466
Weighted average number of shares – basic (in shares)	3,659	3,599	3,523
Diluted EPS
Diluted earnings from continuing operations	£ 2,714	£ 2,182	£ 1,303
Diluted earnings from discontinued operations	5,083	171	337
Diluted total earnings	£ 7,797	£ 2,353	£ 1,640
Diluted EPS (continuing) (in GBP per share)	£ 0.738	£ 0.603	£ 0.368
Diluted EPS (discontinuing) (in GBP per share)	1.383	0.047	0.095
Diluted EPS (in GBP per share)	£ 2.121	£ 0.650	£ 0.463
Weighted average number of shares – diluted (in shares)	3,676	3,616	3,540
Reconciliation of basic to diluted average number of shares
Weighted average number of shares – basic (in shares)	3,659	3,599	3,523
Effect of dilutive potential ordinary shares – employee share plans (in shares)	17	17	17
Weighted average number of shares – diluted (in shares)	3,676	3,616	3,540